Preference shares liabilities	12 Months Ended
Dec. 31, 2023
Disclosure of financial liabilities [abstract]
Preference shares liabilities	Preference shares liabilities
Prenetics HK entered into a Share Exchange Agreement and Subscription Agreement with, amongst others, the existing shareholders of Prenetics HK and PHCL in May 2021. Under the agreement, 4,154,726 Series A preference shares, 5,338,405 Series B preference shares, 10,532,116 Series C preference shares were exchanged into PHCL’s preference shares at a conversion ratio of 1 to 1, and the contractual terms of the Notes were amended by inserting a new clause so that the Notes are exchangeable into PHCL’s Series D preference shares upon the completion of the Corporate Restructuring. The share exchange and issuance were completed on June 16, 2021. On the same date, PHCL issued 1,650,913 Series E preference shares.
All series of the preference shares share the following features:
•preference shareholders are entitled to the same voting power of the ordinary shares on an as if converted basis and are entitled to a right to vote as a separate class on the special corporate matters;
•8% non-cumulative dividend per annum with distribution priority over the holders of ordinary shares (the “Ordinary Shareholders”). Among the preference shareholders, shareholders of Series C have priority over those of Series B and A, and Series B have priority over Series A;
•the preference shares can be redeemed at the option of the holders upon the occurrence of a Redemption Event, which is defined as the failure to secure an initial public offering or a liquidation event by June 16, 2026. Otherwise, the preference shares will be converted into the ordinary shares of the Company upon the closing of an initial public offering at a then-effective conversion ratio with a down-round protection feature;
•the redemption amount will be based on i) the product of the original subscription price paid and the number of shares to be redeemed for Series A; and ii) the product of the original subscription price paid and the number of share to be redeemed, plus all declared or accrued but unpaid dividends, plus a simple interest of 10% per annum on the subscription price for Series B, Series C and Series D; and iii) the product of the original subscription price paid and the number of share to be redeemed, plus all declared or accrued but unpaid dividends, plus a simple interest of 12% per annum on the subscription price for Series E; and
•upon liquidation, the holders shall be entitled to receive their investment amount prior to and in preference to Ordinary Shareholders and in the following order of priority from the highest to the lowest: Series E, Series D, Series C, Series B and Series A.
Following the share exchange, all series of the preference shares have been reclassified or classified as financial liability under IAS 32, Financial Instruments: Presentation because they contain i) a contractual obligation to deliver cash depending on the outcome of an IPO or a liquidation event that is beyond the control of both the Company and the holders of the shares; and ii) the conversion option does not meet the fixed-for-fixed condition. As such, the redemption feature is considered a non-derivative financial liability being measured at amortized cost (i.e. present value of the redemption amount) and the conversion feature is considered as a derivative financial liability being measured at fair value through profit or loss.
As a result of the aforementioned share exchange, the difference between the carrying amount of Series A, Series B and Series C preference shares and their fair value of the preferred shares liability on the exchange date is recognized in other reserve. For Series D preference shares, there was no difference between the fair value of the convertible securities and the fair value of the liability on the exchange date. For Series E preference shares, they were recorded at fair value on the date of issuance.

The movements of preference shares during the years ended December 31, 2022 and 2023 are as follows:

	Present value of redemption amount	Conversion feature	Total
Balance at January 1, 2022	$61,373,153	$425,031,617	$486,404,770
Changes in the carrying amount of preference shares liabilities (note 10(a))	3,752,758	—	3,752,758
Changes in fair value recognized in profit or loss	—	60,091,353	60,091,353
Reclassification to share capital and share premium upon listing	(65,125,911)	(485,122,970)	(550,248,881)
Balance at December 31, 2022 and 2023	$—	$—	$—